JANUS INVESTMENT FUND
                               JANUS VENTURE FUND
     Supplement dated August 12, 1997 to Prospectus dated February 17, 1997

THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED FEBRUARY 17, 1997. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-525-3713.

Effective August 12, 1997, Thomas F. Marsico is no longer employed by Janus Capital Corporation, investment adviser to the Janus funds. Janus Venture Fund will continue to be managed by a team consisting of James P. Craig, William H. Bales, and Jonathan D. Coleman.